ACQUISITION OF GOLAR MARIA (Tables)	6 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Schedule of Purchase Price Allocation [Table Text Block]
The fair values allocated to each class of identifiable assets of Golar Maria and the difference between the purchase price and net assets acquired was calculated as follows:

(in thousands of $)		February 7, 2013
Purchase consideration		127,910	(1)
Less: Fair value of net assets acquired:
Vessel and equipment	215,000
Cash	7,981
Fair value of interest rate swap	(3,096)
Long term debt	(89,525)
Other assets and liabilities	(2,450)
Subtotal		(127,910)
Difference between the purchase price and fair value of net assets acquired		—

(1) The purchase consideration of $127.9 million comprises the following:

(in thousands of $)
Cash consideration paid to Golar	125,500
Adjustment for the interest rate swap liability assumed	(3,096)
Purchase price adjustments	5,506
127,910

Business Acquisition, Pro Forma Information [Table Text Block]
The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the six months ended June 30, 2013 and 2012, giving effect to the Partnership's acquisition of the Golar Maria as if it had taken place on January 1, 2013 and 2012.

(in thousands of $, except per unit data)	Six Months Period Ended June 30, 2013	Six Months Period Ended June 30, 2012
Revenues	156,186	142,036
Net income	64,495	65,450
Earnings per unit (basic and diluted):
Common unitholders	$1.03	$1.32
Subordinated unitholders	$1.01	$0.87
General Partner	$2.64	$1.14